11. Other payables and accrued expenses	12 Months Ended
Dec. 31, 2012
Other payables and accrued expenses
11	Other payables and accrued expenses Other payables and accrued expenses mainly represent deposits received from customers and accruals for operating expenses.

ZHEJIANG
Other payables and accrued expenses
13	Other payables and accrued expenses Other payables and accrued expenses mainly represent deposits received from customers and accruals for operating expenses.